Information about Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Panamerican Mall S.A. [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina	Argentina
Main activity	Real estate	Real estate
% of ownership interest held	80.00%	80.00%
% of ownership interest held by non-controlling interests	20.00%	20.00%
Torodur S.A. [Member]
Disclosure of joint ventures [line items]
Place of business	Uruguay	Uruguay
Main activity	Investment	Investment
% of ownership interest held	100.00%	100.00%
% of ownership interest held by non-controlling interests
Arcos del Gourmet S.A. [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina	Argentina
Main activity	Real estate	Real estate
% of ownership interest held	90.00%	90.00%
% of ownership interest held by non-controlling interests	10.00%	10.00%
Shopping Neuquen S.A. [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina	Argentina
Main activity	Real estate	Real estate
% of ownership interest held	99.95%	99.95%
% of ownership interest held by non-controlling interests	0.05%	0.05%
Entertainment Holdings S.A. [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina	Argentina
Main activity	Investment	Investment
% of ownership interest held	70.00%	70.00%
% of ownership interest held by non-controlling interests	30.00%	30.00%
Emprendimiento Recoleta S.A. [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina	Argentina
Main activity	Real estate	Real estate
% of ownership interest held	53.68%	53.68%
% of ownership interest held by non-controlling interests	46.32%	46.32%
Entretenimiento Universal S.A. [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina	Argentina
Main activity	Event organization and others	Event organization and others
% of ownership interest held	9875.00%	9875.00%
% of ownership interest held by non-controlling interests	125.00%	125.00%
Fibesa S.A. [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina	Argentina
Main activity	Mandatory	Mandatory
% of ownership interest held	100.00%	100.00%
% of ownership interest held by non-controlling interests
Centro de Entretenimientos La Plata SA [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina	Argentina
Main activity	Real estate	Real estate
% of ownership interest held	100.00%	100.00%
% of ownership interest held by non-controlling interests
La Malteria S.A. [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina	Argentina
Main activity	Real estate	Real estate
% of ownership interest held
% of ownership interest held by non-controlling interests	100.00%	100.00%
Pareto S.A [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina	Argentina
Main activity	Design and software development	Design and software development
% of ownership interest held	69.96%	69.96%
% of ownership interest held by non-controlling interests	30.04%	30.04%